Guarantees	12 Months Ended
Dec. 31, 2017
Guarantees and Product Warranties [Abstract]
Guarantees

18. Guarantees

The Company is required to be accredited by the International Air Transport Association (“IATA”) to be permitted to sell international airlines tickets of airlines affiliated with IATA.

During 2017, certain Despegar.com subsidiaries granted guarantees for $ 39,764 for the benefit of the IATA, Expedia and other suppliers in the form of time deposits or bank and insurance guarantees, which were recorded as Restricted cash and cash equivalent in the consolidated balance sheet at December 31, 2017 and also granted a mortgage in favor of IATA on a building in Argentina.